Janus Henderson International Value Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 94.2%
Aerospace & Defense – 4.3%
BAE Systems PLC	178,874	$1,069,738
Meggitt PLC	76,063	276,850
		1,346,588
Automobiles – 7.8%
Bayerische Motoren Werke AG	13,785	878,157
Honda Motor Co Ltd	37,900	969,077
Hyundai Motor Co	7,244	595,431
		2,442,665
Banks – 2.9%
Bank of Ireland Group PLC*	108,221	221,401
Lloyds Banking Group PLC	1,169,335	451,018
Royal Bank of Scotland Group PLC	167,393	251,729
		924,148
Beverages – 1.6%
Diageo PLC	8,868	294,315
Stock Spirits Group PLC	66,980	194,165
		488,480
Chemicals – 1.7%
Nutrien Ltd	8,845	284,234
Tikkurila Oyj	16,773	233,374
		517,608
Commercial Services & Supplies – 1.8%
Daiseki Co Ltd	9,400	250,376
Loomis AB - Class B*	8,988	214,504
Secom Joshinetsu Co Ltd	3,275	105,458
		570,338
Construction Materials – 2.0%
HeidelbergCement AG	5,941	316,519
Vicat SA	10,293	316,039
		632,558
Containers & Packaging – 2.2%
Amcor PLC	51,246	516,233
Fuji Seal International Inc	9,700	188,616
		704,849
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	6,275	29,500
Diversified Telecommunication Services – 4.8%
Bharti Infratel Ltd	224,230	658,614
Singapore Telecommunications Ltd	478,700	846,740
		1,505,354
Electric Utilities – 0.8%
Endesa SA	10,542	259,442
Electrical Equipment – 0.6%
Cosel Co Ltd	21,900	190,352
Electronic Equipment, Instruments & Components – 1.3%
Hirose Electric Co Ltd	3,700	405,644
Food & Staples Retailing – 0.7%
Qol Holdings Co Ltd	21,400	224,334
Food Products – 8.2%
Danone SA*	17,713	1,223,893
Nestle SA (REG)	8,082	893,096
Orkla ASA	52,661	461,793
		2,578,782
Health Care Equipment & Supplies – 1.0%
Hogy Medical Co Ltd	6,400	196,951
Paramount Bed Holdings Co Ltd	2,500	101,789
		298,740
Health Care Providers & Services – 1.9%
BML Inc	14,800	386,892
Toho Holdings Co Ltd	11,900	221,459
		608,351
Hotels, Restaurants & Leisure – 1.9%
Grand Korea Leisure Co Ltd	16,690	180,342
Kangwon Land Inc	22,990	414,749
		595,091
Industrial Conglomerates – 2.0%
CK Hutchison Holdings Ltd	97,684	626,222

Shares or Principal Amounts		Value
Common Stocks – (continued)
Information Technology Services – 1.8%
Infosys Ltd (ADR)	33,810	$326,605
Transcosmos Inc	10,600	245,057
		571,662
Insurance – 0.9%
Sompo Holdings Inc	8,158	280,590
Machinery – 6.3%
ANDRITZ AG*	12,423	451,762
Asahi Diamond Industrial Co Ltd	7,600	34,536
Ebara Corp	20,800	487,529
Fukushima Industries Corp	5,000	158,370
GEA Group AG	17,126	540,440
Hoshizaki Corp	3,500	299,950
		1,972,587
Metals & Mining – 1.2%
Yamato Kogyo Co Ltd	18,500	376,767
Oil, Gas & Consumable Fuels – 2.0%
BP PLC (ADR)	18,303	426,826
Royal Dutch Shell PLC	11,763	187,146
		613,972
Personal Products – 4.5%
CLIO Cosmetics Co Ltd	8,149	134,706
Unilever NV	23,903	1,267,599
		1,402,305
Pharmaceuticals – 16.2%
GlaxoSmithKline PLC	47,359	959,427
Novartis AG	15,397	1,338,209
Roche Holding AG	3,978	1,377,673
Sanofi	13,875	1,411,511
		5,086,820
Professional Services – 1.3%
Bureau Veritas SA*	19,203	404,558
Real Estate Management & Development – 3.9%
Bridgemarq Real Estate Services	18,450	159,708
CK Asset Holdings Ltd	118,678	705,733
Foxtons Group PLC*	236,102	112,511
LSL Property Services PLC	104,971	260,030
		1,237,982
Specialty Retail – 0.4%
Lookers PLC	209,131	54,378
Vertu Motors PLC	211,024	64,257
		118,635
Textiles, Apparel & Luxury Goods – 1.7%
Cie Financiere Richemont SA	8,432	537,083
Tobacco – 2.6%
Imperial Brands PLC	13,859	263,875
Scandinavian Tobacco Group A/S (144A)	38,397	566,094
		829,969
Trading Companies & Distributors – 1.1%
Travis Perkins PLC	25,749	358,542
Transportation Infrastructure – 0.8%
Aena SME SA (144A)*	1,864	248,130
Wireless Telecommunication Services – 1.9%
Vodafone Group PLC	372,394	593,707
Total Common Stocks (cost $35,372,386)		29,582,355
Repurchase Agreements – 5.1%
ING Financial Markets LLC, Joint repurchase agreement, 0.0500%, dated 6/30/20, maturing 7/1/20 to be repurchased at $1,600,002 collateralized by $1,595,230 in U.S. Treasuries 0.1250% - 2.7500%, 1/15/22 - 2/15/41 with a value of $1,632,003 (cost $1,600,000)	$1,600,000	1,600,000
Total Investments (total cost $36,972,386) – 99.3%		31,182,355
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		219,069
Net Assets – 100%		$31,401,424

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$5,818,514	18.7%
Japan	5,153,247	16.5
Switzerland	4,146,061	13.3

France	3,356,001	10.8
United States	2,116,233	6.8
Germany	1,735,116	5.6
Hong Kong	1,331,955	4.3
South Korea	1,325,228	4.2
Netherlands	1,267,599	4.1
India	985,219	3.2
Singapore	846,740	2.7
Denmark	566,094	1.8
Spain	507,572	1.6
Norway	461,793	1.5
Austria	451,762	1.4
Canada	443,942	1.4
Finland	233,374	0.7
Ireland	221,401	0.7
Sweden	214,504	0.7

Total	$31,182,355	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $814,224, which represents 2.6% of net assets.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Chemicals	$284,234	$233,374	$-
Information Technology Services	326,605	245,057	-
Oil, Gas & Consumable Fuels	426,826	187,146	-
Real Estate Management & Development	159,708	1,078,274	-
All Other	-	26,641,131	-
Repurchase Agreements	-	1,600,000	-
Total Assets	$1,197,373	$29,984,982	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.